Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	GMO Series Trust
Prospectus Date		rr_ProspectusDate	Jun. 30, 2015
GMO Benchmark-Free Allocation Series Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	GMO BENCHMARK-FREE ALLOCATION SERIES FUND
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Positive total return not “relative” return.
Expense [Heading]		rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal period from May 1, 2014 to February 28, 2015, the Fund’s portfolio turnover rate (excluding short-term investments) was 6% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both BFAF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests substantially all of its assets in GMO Benchmark-Free Allocation Fund (“BFAF”), a series of GMO Trust not offered in this Prospectus. BFAF invests primarily in shares of other funds managed by GMO (“GMO Funds”). The Fund’s investment objective and principal investment strategies are substantially similar to those of BFAF. References to the Fund may also refer to BFAF, and references to actions undertaken or investments held by the Fund may also refer to those by BFAF. GMO serves as investment adviser for both the Fund and BFAF.

GMO seeks to achieve the Fund’s investment objective by investing in asset classes GMO believes offer the most attractive return and risk opportunities. GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s allocations to various asset classes. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). The factors considered and investment methods used by GMO can change over time.

The Fund is structured as a fund of funds and gains its investment exposures primarily by investing in GMO Implementation Fund (“Implementation Fund”). In addition, the Fund may invest in any other GMO Fund (together with Implementation Fund, the “underlying Funds”), whether now existing or created in the future. These underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. Implementation Fund is permitted to invest in any asset class. The Fund also may invest directly in securities and derivatives.

The Fund seeks annualized excess returns of 5% (net of fees) above the Consumer Price Index and expects annualized volatility of 5-10% over a complete market cycle. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark.

The Fund is permitted to invest (directly or through Implementation Fund or other underlying Funds) in any asset class (including, for example, U.S. and non-U.S. equities (including emerging country equities), U.S. and non-U.S. fixed income securities (including emerging country debt securities) and commodities), sector, country, or region, and at times may have substantial exposure to a single asset class, sector, country, or region. In addition, the Fund is not restricted in its exposure to any particular market and may invest in securities of companies of any market capitalization, credit quality, maturity or duration. The Fund may have indirect exposure to derivatives and short sales through its investment in Implementation Fund and the other underlying Funds. GMO’s ability to shift investments within Implementation Fund and between it and the other underlying Funds is not subject to any limits.

Prior to January 1, 2012, BFAF served as a principal component of a broader GMO real return strategy that also included a pooled investment vehicle with a cash-like benchmark. Since January 1, 2012, BFAF has been managed as a standalone investment.

The Fund also may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

			The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.
Risk [Heading]		rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Because the Fund invests substantially all of its assets in BFAF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through BFAF, which include those outlined in the following brief summary of principal risks. Some of the underlying Funds of BFAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect the performance of those underlying Funds more than if they were diversified investment companies. In addition to the risks to which the Fund is exposed through its investment in BFAF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of BFAF.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results (including the annualized excess returns the Fund seeks above the Consumer Price Index). GMO often uses quantitative analyses and models as part of its investment process. All models support portfolio decisions but are not necessarily predictive of future market events. These analyses and models also make simplifying assumptions that may limit their effectiveness. In addition, there are limitations (e.g., inaccuracies, staleness) on the data available for analysis or manipulation by the models. Any of those assumptions and/or limitations could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s incorrect assessment of their intrinsic value. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments, (ii) transactions in those investments, and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities (commonly referred to as “junk bonds”) have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in BFAF and the underlying Funds in which it invests, including the risk that BFAF and those underlying Funds will not perform as expected.
  Commodities Risk – Commodities prices can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.
  Merger Arbitrage Risk – If the Fund purchases securities in anticipation of a proposed merger, exchange offer, tender offer, or other similar transaction, and that transaction later appears unlikely to be consummated or, in fact, is not consummated or is delayed, the market prices of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of merger arbitrage strategies typically is asymmetric — the losses in failed transactions often far exceeding the gains in successful transactions. Merger arbitrage strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a variety of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Focused Investment Risk – Investments focused in countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are strongly correlated are subject to greater overall risk than investments that are more diversified.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or financial intermediary), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will cause the Fund to sell securities at disadvantageous prices or otherwise will disrupt the Fund’s operations.

Risk Lose Money [Text]		rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]		rr_RiskNondiversifiedStatus	Some of the underlying Funds of BFAF are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect the performance of those underlying Funds more than if they were diversified investment companies.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. The Fund commenced operations on January 24, 2013. Returns prior to the date the Fund commenced operations are those of BFAF (Class III shares), adjusted to reflect the estimated gross operating expenses (on a percentage basis) that were expected to be borne by shareholders of each class of shares of the Fund as of the commencement of the Fund’s operations. The returns shown for periods prior to January 1, 2012 are for Class III shares of BFAF under BFAF’s prior fee arrangement. Under BFAF’s current fee arrangement, the returns for periods prior to January 1, 2012 would have been lower. The effect of purchase premiums and redemption fees paid by the Fund to BFAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and BFAF is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Barclays U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The effect of purchase premiums and redemption fees paid by the Fund to BFAF are not reflected in the bar chart or table below for portions of the periods prior to the date on which the Fund commenced operations. If the effect of these payments were reflected, returns for periods prior to the date on which the Fund commenced operations would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Highest Quarter: 9.10% (6/30/2009) Lowest Quarter: – 6.98% (12/31/2008) Year-to-Date (as of 3/31/15): 1.40%
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO Benchmark-Free Allocation Series Fund | Class R4
Risk/Return:		rr_RiskReturnAbstract
Management fee	[1],[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fee	[2],[3]	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[2],[4]	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	[2],[5]	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	1.22%
Expense reimbursement	[2],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursement	[2]	rr_NetExpensesOverAssets	1.20%
1 Year		rr_ExpenseExampleYear01	$ 159
3 Years		rr_ExpenseExampleYear03	467
5 Years		rr_ExpenseExampleYear05	798
10 Years		rr_ExpenseExampleYear10	1,734
1 Year		rr_ExpenseExampleNoRedemptionYear01	140
3 Years		rr_ExpenseExampleNoRedemptionYear03	447
5 Years		rr_ExpenseExampleNoRedemptionYear05	776
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,708
2005		rr_AnnualReturn2005	16.07%
2006		rr_AnnualReturn2006	12.58%
2007		rr_AnnualReturn2007	10.94%
2008		rr_AnnualReturn2008	(11.51%)
2009		rr_AnnualReturn2009	20.28%
2010		rr_AnnualReturn2010	4.58%
2011		rr_AnnualReturn2011	3.54%
2012		rr_AnnualReturn2012	9.67%
2013		rr_AnnualReturn2013	10.16%
2014		rr_AnnualReturn2014	0.76%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	1.40%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	9.10%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(6.98%)
1 Year		rr_AverageAnnualReturnYear01	0.76%
5 Years		rr_AverageAnnualReturnYear05	5.68%
10 Years		rr_AverageAnnualReturnYear10	7.36%
Inception		rr_AverageAnnualReturnSinceInception	9.64%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO Benchmark-Free Allocation Series Fund | Class R4 | Fees paid directly from your investment
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	none
GMO Benchmark-Free Allocation Series Fund | Class R4 | Fees paid by the Fund
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	[8]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.18%
Redemption fee (as a percentage of amount redeemed)	[8]	rr_RedemptionFeeOverRedemption	0.18%
GMO Benchmark-Free Allocation Series Fund | Class R5
Risk/Return:		rr_RiskReturnAbstract
Management fee	[1],[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fee	[2],[3]	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other expenses	[2],[4]	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	[2],[5]	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	1.07%
Expense reimbursement	[2],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursement	[2]	rr_NetExpensesOverAssets	1.05%
1 Year		rr_ExpenseExampleYear01	$ 144
3 Years		rr_ExpenseExampleYear03	421
5 Years		rr_ExpenseExampleYear05	719
10 Years		rr_ExpenseExampleYear10	1,566
1 Year		rr_ExpenseExampleNoRedemptionYear01	125
3 Years		rr_ExpenseExampleNoRedemptionYear03	400
5 Years		rr_ExpenseExampleNoRedemptionYear05	697
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,540
1 Year		rr_AverageAnnualReturnYear01	0.91%
5 Years		rr_AverageAnnualReturnYear05	5.84%
10 Years		rr_AverageAnnualReturnYear10	7.52%
Inception		rr_AverageAnnualReturnSinceInception	9.81%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO Benchmark-Free Allocation Series Fund | Class R5 | Fees paid directly from your investment
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	none
GMO Benchmark-Free Allocation Series Fund | Class R5 | Fees paid by the Fund
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	[8]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.18%
Redemption fee (as a percentage of amount redeemed)	[8]	rr_RedemptionFeeOverRedemption	0.18%
GMO Benchmark-Free Allocation Series Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Management fee	[1],[2]	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fee	[2],[3]	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2],[4]	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	[2],[5]	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total annual fund operating expenses	[2]	rr_ExpensesOverAssets	0.97%
Expense reimbursement	[2],[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total annual fund operating expenses after expense reimbursement	[2]	rr_NetExpensesOverAssets	0.95%
1 Year		rr_ExpenseExampleYear01	$ 133
3 Years		rr_ExpenseExampleYear03	389
5 Years		rr_ExpenseExampleYear05	665
10 Years		rr_ExpenseExampleYear10	1,453
1 Year		rr_ExpenseExampleNoRedemptionYear01	115
3 Years		rr_ExpenseExampleNoRedemptionYear03	369
5 Years		rr_ExpenseExampleNoRedemptionYear05	644
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,427
1 Year		rr_AverageAnnualReturnYear01	1.03%
5 Years		rr_AverageAnnualReturnYear05	5.95%
10 Years		rr_AverageAnnualReturnYear10	7.63%
Inception		rr_AverageAnnualReturnSinceInception	9.92%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO Benchmark-Free Allocation Series Fund | Class R6 | Fees paid directly from your investment
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed)		rr_RedemptionFeeOverRedemption	none
GMO Benchmark-Free Allocation Series Fund | Class R6 | Fees paid by the Fund
Risk/Return:		rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	[8]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.18%
Redemption fee (as a percentage of amount redeemed)	[8]	rr_RedemptionFeeOverRedemption	0.18%
GMO Benchmark-Free Allocation Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(0.64%)
5 Years		rr_AverageAnnualReturnYear05	5.00%
10 Years		rr_AverageAnnualReturnYear10	5.59%
Inception		rr_AverageAnnualReturnSinceInception	7.77%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO Benchmark-Free Allocation Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.02%
5 Years		rr_AverageAnnualReturnYear05	4.27%
10 Years		rr_AverageAnnualReturnYear10	5.44%
Inception		rr_AverageAnnualReturnSinceInception	7.37%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO Benchmark-Free Allocation Series Fund | Barclays U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.91%
5 Years		rr_AverageAnnualReturnYear05	2.78%
10 Years		rr_AverageAnnualReturnYear10	3.75%
Inception		rr_AverageAnnualReturnSinceInception	4.14%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003
GMO Benchmark-Free Allocation Series Fund | Consumer Price Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.67%
5 Years		rr_AverageAnnualReturnYear05	1.66%
10 Years		rr_AverageAnnualReturnYear10	2.14%
Inception		rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	[7]	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2003

[1]	The amount reflects the management fee paid by BFAF. The Fund does not charge a management fee, but indirectly bears the management fee paid by BFAF.
[2]	The information in this table and in the Example below reflects the expenses of both the Fund and BFAF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	"Other expenses" include administration fees of 0.05% paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO").
[5]	These indirect expenses include net expenses borne by BFAF as a result of its investment in underlying funds. These expenses represent approximately 0.01% of net indirect operating expenses, less than 0.01% of interest expense, 0.05% of dividend expenses on short sales, and 0.03% of purchase premium and redemption fees paid by BFAF to the underlying funds.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2016, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[7]	Inception date for BFAF (Class III shares).
[8]	These amounts are paid to and retained by GMO Benchmark-Free Allocation Fund ("BFAF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.